5. NOTES PAYABLE (December 2016 Note) (Details 2015 - Convertible notes and notes payable) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt original principal			$ 5,727,227
Debt amount at period end	$ 3,966,564	$ 3,927,800	4,933,775
Debt Discount	0	44,960	681,307
Carrying amount at period end	3,966,564	3,882,840	4,252,468
Debt related party current	3,036,880	1,886,000	507,082
Debt related party noncurrent	50,000	1,045,644	2,806,014
Non Related Party Debt current	0	0	300,000
Non Related Party Debt noncurrent	$ 238,334	$ 602,067	$ 639,372
Notes payable 1 [Member]
Debt issuance date	Dec. 12, 2006		Feb. 03, 2012
Debt maturity date	Jan. 05, 2013		Feb. 03, 2017
Debt stated interest rate	6.25%		10.00%
Debt original principal	$ 58,670		$ 1,000,000
Debt amount at period end	13,811		1,000,000
Debt Discount	0		0
Carrying amount at period end	13,811		1,000,000
Debt related party current	0		0
Debt related party noncurrent	0		1,000,000
Non Related Party Debt current	13,811		0
Non Related Party Debt noncurrent	$ 0		$ 0
Notes payable 2 [Member]
Debt issuance date	Dec. 01, 2007		Aug. 15, 2013
Debt maturity date	Sep. 01, 2015		Oct. 31, 2023
Debt stated interest rate	7.00%		10.00%
Debt original principal	$ 125,000		$ 525,000
Debt amount at period end	85,821		525,000
Debt Discount	0		52,354
Carrying amount at period end	85,821		472,646
Debt related party current	0		0
Debt related party noncurrent	0		45,014
Non Related Party Debt current	85,821		0
Non Related Party Debt noncurrent	$ 0		$ 427,632
Notes payable 3 [Member]
Debt issuance date	Sep. 25, 2009		Dec. 31, 2013
Debt maturity date	Oct. 25, 2011		Dec. 31, 2015
Debt stated interest rate	5.00%		8.00%
Debt original principal	$ 50,000		$ 290,000
Debt amount at period end	50,000		130,000
Debt Discount	0		0
Carrying amount at period end	50,000		130,000
Debt related party current	0		130,000
Debt related party noncurrent	0		0
Non Related Party Debt current	50,000		0
Non Related Party Debt noncurrent	$ 0		$ 0
Notes payable 4 [Member]
Debt issuance date	Dec. 23, 2009		Apr. 16, 2014
Debt maturity date	Dec. 23, 2014		Apr. 30, 2019
Debt stated interest rate	7.00%		9.86%
Debt original principal	$ 100,000		$ 6,000
Debt amount at period end	94,480		6,000
Debt Discount	0		0
Carrying amount at period end	94,480		6,000
Debt related party current	0		0
Debt related party noncurrent	0		0
Non Related Party Debt current	94,480		0
Non Related Party Debt noncurrent	$ 0		$ 6,000
Notes payable 5 [Member]
Debt issuance date	Dec. 23, 2009		May 09, 2014
Debt maturity date	Dec. 23, 2014		Apr. 30, 2019
Debt stated interest rate	7.00%		9.86%
Debt original principal	$ 25,000		$ 50,400
Debt amount at period end	23,619		50,400
Debt Discount	0		0
Carrying amount at period end	23,619		50,400
Debt related party current	0		0
Debt related party noncurrent	0		0
Non Related Party Debt current	23,619		0
Non Related Party Debt noncurrent	$ 0		$ 50,400
Notes payable 6 [Member]
Debt issuance date	Dec. 23, 2009		May 28, 2014
Debt maturity date	Dec. 23, 2014		Apr. 30, 2019
Debt stated interest rate	7.00%		9.86%
Debt original principal	$ 25,000		$ 25,200
Debt amount at period end	23,619		25,200
Debt Discount	0		0
Carrying amount at period end	23,619		25,200
Debt related party current	0		0
Debt related party noncurrent	0		0
Non Related Party Debt current	23,619		0
Non Related Party Debt noncurrent	$ 0		$ 25,200
Notes payable 7 [Member]
Debt issuance date	Feb. 03, 2012	Feb. 03, 2012	Apr. 01, 2014
Debt maturity date	Feb. 03, 2018	Feb. 03, 2018	Jan. 31, 2017
Debt stated interest rate	10.00%	10.00%	10.00%
Debt original principal	$ 1,000,000	$ 1,000,000	$ 2,265,000
Debt amount at period end	1,000,000	1,000,000	1,761,000
Debt Discount	0	0	0
Carrying amount at period end	1,000,000	1,000,000	1,761,000
Debt related party current	1,000,000	0	0
Debt related party noncurrent		1,000,000	1,761,000
Non Related Party Debt current	0	0	0
Non Related Party Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 8 [Member]
Debt issuance date	Aug. 15, 2013	Aug. 15, 2013	Jul. 21, 2014
Debt maturity date	Oct. 31, 2023	Oct. 31, 2023	Dec. 31, 2019
Debt stated interest rate	10.00%	10.00%	9.86%
Debt original principal	$ 525,000	$ 525,000	$ 78,000
Debt amount at period end	208,334	525,000	78,000
Debt Discount	0	44,089	0
Carrying amount at period end	208,334	480,911	78,000
Debt related party current	0	0	0
Debt related party noncurrent	50,000	45,644	0
Non Related Party Debt current	0	0	0
Non Related Party Debt noncurrent	$ 158,334	$ 435,267	$ 78,000
Notes payable 9 [Member]
Debt issuance date	Dec. 31, 2013	Dec. 31, 2013	Aug. 18, 2014
Debt maturity date	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2019
Debt stated interest rate	8.00%	8.00%	7.86%
Debt original principal	$ 290,000	$ 290,000	$ 7,200
Debt amount at period end	130,000	130,000	7,200
Debt Discount	0	0	0
Carrying amount at period end	130,000	130,000	7,200
Debt related party current	130,000	130,000	0
Debt related party noncurrent	0	0	0
Non Related Party Debt current	0	0	0
Non Related Party Debt noncurrent	$ 0	$ 0	$ 7,200
Notes payable 10 [Member]
Debt issuance date	Apr. 01, 2014	Apr. 16, 2014	Dec. 22, 2014
Debt maturity date	Dec. 31, 2017	Apr. 30, 2019	Mar. 31, 2015
Debt stated interest rate	10.00%	9.86%	12.00%
Debt original principal	$ 2,265,000	$ 6,000	$ 200,000
Debt amount at period end	1,137,500	6,000	200,000
Debt Discount	0	0	0
Carrying amount at period end	1,137,500	6,000	200,000
Debt related party current	1,137,500	0	0
Debt related party noncurrent	0	0	0
Non Related Party Debt current	0	0	200,000
Non Related Party Debt noncurrent	$ 0	$ 6,000	$ 0
Notes payable 11 [Member]
Debt issuance date	Dec. 22, 2014	May 09, 2014	Dec. 26, 2014
Debt maturity date	Mar. 31, 2015	Apr. 30, 2019	Dec. 26, 2015
Debt stated interest rate	12.00%	9.86%	12.00%
Debt original principal	$ 200,000	$ 50,400	$ 100,000
Debt amount at period end	200,000	50,400	100,000
Debt Discount	0	0	0
Carrying amount at period end	200,000	50,400	100,000
Debt related party current	0	0	0
Debt related party noncurrent	0	0	0
Non Related Party Debt current	200,000	0	100,000
Non Related Party Debt noncurrent	$ 0	$ 50,400	$ 0
Notes payable 12 [Member]
Debt issuance date	Dec. 26, 2014	May 28, 2014	Apr. 09, 2015
Debt maturity date	Dec. 26, 2015	Apr. 30, 2019	Apr. 09, 2017
Debt stated interest rate	12.00%	9.86%	10.00%
Debt original principal	$ 100,000	$ 25,200	$ 50,000
Debt amount at period end	100,000	25,200	50,000
Debt Discount	0	0	5,060
Carrying amount at period end	100,000	25,200	44,940
Debt related party current	0	0	0
Debt related party noncurrent	0	0	0
Non Related Party Debt current	100,000	0	0
Non Related Party Debt noncurrent	$ 0	$ 25,200	$ 44,940
Notes payable 13 [Member]
Debt issuance date	Mar. 12, 2015	Apr. 01, 2014	Jul. 28, 2015
Debt maturity date		Dec. 31, 2017
Debt stated interest rate	6.00%	10.00%	12.00%
Debt original principal	$ 394,380	$ 2,265,000	$ 1,130,427
Debt amount at period end	394,380	1,756,000	1,000,000
Debt Discount	0	0	623,893
Carrying amount at period end	394,380	1,756,000	376,107
Debt related party current	394,380	1,756,000	376,107
Debt related party noncurrent	0	0	0
Non Related Party Debt current	0	0	0
Non Related Party Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 14 [Member]
Debt issuance date	Apr. 07, 2015	Jul. 21, 2014
Debt maturity date	Apr. 17, 2018	Dec. 31, 2019
Debt stated interest rate	10.00%	9.86%	12.00%
Debt original principal	$ 50,000	$ 78,000	$ 0
Debt amount at period end	50,000	78,000	975
Debt Discount	0	0	0
Carrying amount at period end	50,000	78,000	975
Debt related party current	0	0	975
Debt related party noncurrent	0	0	0
Non Related Party Debt current	50,000	0	0
Non Related Party Debt noncurrent	$ 0	$ 78,000	$ 0